SHARE CAPITAL (Disclosure of share based payment reserve) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Share-based compensation expense	$ 3,203,407	$ 4,726,840
Exploration and evaluation expenditures	0	47,869
Total share-based compensation expense	$ 3,203,407	$ 4,774,709